Property and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property and Equipment, Net
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$
At cost:
Electronic equipment	54,310	90,248	14,907
Office equipment	532	563	93
Motor vehicles	1,891	3,176	525
Purchased software	3,477	7,858	1,298
Leasehold improvements	3,181	4,672	772

	63,391	106,517	17,595
Less: Accumulated depreciation	(23,533)	(48,620)	(8,031)

	39,858	57,897	9,564

Depreciation expense for continuing operations was RMB6,347, RMB14,301 and RMB25,548 (US$4,220) for the years ended December 31, 2011, 2012 and 2013, respectively.